Document And Entity Information	May 09, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 09, 2022
Entity Registrant Name	Axsome Therapeutics, Inc.
Entity Central Index Key	0001579428
Entity Emerging Growth Company	false
Entity File Number	001-37635
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-4241907
Entity Address, Address Line One	22 Cortlandt Street, 16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(212)
Local Phone Number	332-3241
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	AXSM
Security Exchange Name	NASDAQ
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed by Axsome Therapeutics, Inc. (the “Company”) with the Securities and Exchange Commission on March 25, 2022, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Jazz Pharmaceuticals plc (Jazz Pharmaceuticals), pursuant to which the Company acquired Sunosi® (“Sunosi”) from Jazz Pharmaceuticals.On May 9, 2022, the Company filed a Current Report on Form 8-K (the “Initial Filing”) to report, among other things, that the initial closing contemplated by the Purchase Agreement occurred on May 9, 2022, following the satisfaction or waiver of the closing conditions under the Purchase Agreement.This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Initial Filing to provide the financial statements and pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were previously omitted from the Initial Filing in reliance on Items 9.01(a)(4) and 9.01(b)(2) of Form 8-K. This Amendment No. 1 does not amend any other item of the Initial Filing and all other information previously reported in or filed with the Initial Filing is hereby incorporated by reference to this Amendment No. 1.